                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    INTEGRA BANK N.A.
Address: 21 S.E. THIRD STREET
         EVANSVILLE, IN  47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/S/ TONYA F. BORDERS                    EVANSVILLE, IN         01/07/2010
-------------------------------------   --------------------   -----------------
[Signature]                              [City, State]         [Date]

Report Type  (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:     118
Form 13F Information Table Value Total: $48,203

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
     Column 1       Column 2   Column 3   Column 4         Column 5             Column 6     Column 7       Column 8
------------------- --------- ---------- --------- ----------------------- ----------------- -------- ---------------------
                                                                              INVESTMENT
                      TITLE                MARKET                             DISCRETION                VOTING AUTHORITY
                        OF                  VALUE    SHS OR   SH/          ----------------    OTHER  ---------------------
      ISSUER          CLASS     CUSIP     (X$1000)  PRIN AMT PRIN PUT/CALL SOLE SHARED OTHER   MGRS     SOLE  SHARED  NONE
------------------- --------- ---------- --------- --------- ---- -------- ---- ------ ----- -------- ------- ------ ------
COVIDIEN PLC           SHS     G2554F105     334       6,975 SH              X                          6,975
COVIDIEN PLC           SHS     G2554F105      77       1,608 SH                          X                808           800
NOBLE CORPORATION
   BAAR              NAMEN -
                       AKT     H5833N103     969      23,804 SH              X                         23,649           155
NOBLE CORPORATION
   BAAR              NAMEN -
                       AKT     H5833N103     127       3,130 SH                          X              2,130         1,000
TRANSOCEAN LTD       REG SHS   H8817H100     681       8,222 SH              X                          8,172            50
TRANSOCEAN LTD       REG SHS   H8817H100     107       1,294 SH                          X                894           400
ABB LTD             SPONSORED
                       ADR     000375204     768      40,209 SH              X                         40,209
ABB LTD             SPONSORED
                       ADR     000375204      78       4,100 SH                          X              2,600         1,500
AT&T INC               COM     00206R102     183       6,533 SH              X                          6,533
AT&T INC               COM     00206R102     168       5,987 SH                          X              5,987
ABBOTT LABS            COM     002824100     981      18,177 SH              X                         18,177
ABBOTT LABS            COM     002824100     197       3,650 SH                          X              2,550  1,000    100
ACTIVISION BLIZZARD
   INC                 COM     00507V109     505      45,475 SH              X                         45,475
ACTIVISION BLIZZARD
   INC                 COM     00507V109      77       6,900 SH                          X              2,900         4,000
ADOBE SYS INC          COM     00724F101     527      14,320 SH              X                         14,170           150
ADOBE SYS INC          COM     00724F101     106       2,875 SH                          X              1,875  1,000
APACHE CORP            COM     037411105     204       1,975 SH              X                          1,925            50
APACHE CORP            COM     037411105      42         405 SH                          X                105    300
APPLE INC              COM     037833100   1,022       4,850 SH              X                          4,665           185
APPLE INC              COM     037833100     211       1,000 SH                          X                600    400
BP PLC              SPONSORED
                       ADR     055622104   1,175      20,264 SH              X                         17,083  2,322    859
BP PLC              SPONSORED
                       ADR     055622104     170       2,935 SH                          X              2,860            75
BANK OF NEW YORK
   MELLON CORP         COM     064058100     360      12,865 SH              X                         12,865
BANK OF NEW YORK
   MELLON CORP         COM     064058100      74       2,650 SH                          X              1,650  1,000
BARCLAYS BK PLC       DJUBS
                      CMDT
                      ETN36   306738C778     990      23,425 SH              X                         23,425
BARCLAYS BK PLC       DJUBS
                      CMDT
                      ETN36   306738C778     172       4,075 SH                          X              2,475  1,500    100
BAXTER INTL INC        COM     071813109     733      12,490 SH              X                         12,490

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
BAXTER INTL INC        COM     071813109     141       2,405 SH                          X              1,305  1,000    100
BRISTOL MYERS
   SQUIBB CO           COM     110122108     226       8,940 SH              X                          8,940
BRISTOL MYERS
   SQUIBB CO           COM     110122108      46       1,810 SH                          X              1,810
CHEVRON CORP NEW       COM     166764100     522       6,785 SH              X                          6,710            75
CHEVRON CORP NEW       COM     166764100     156       2,024 SH                          X              2,024
CLOROX CO DEL          COM     189054109     759      12,450 SH              X                         12,450
CLOROX CO DEL          COM     189054109     171       2,800 SH                          X              2,100    600    100
COCA COLA CO           COM     191216100   1,237      21,696 SH              X                         21,696
COCA COLA CO           COM     191216100     202       3,550 SH                          X              2,450  1,000    100
COGNIZANT
   TECHNOLOGY
   SOLUTIO             CL A    192446102     661      14,585 SH              X                         14,385           200
COGNIZANT
   TECHNOLOGY
   SOLUTIO             CL A    192446102     144       3,175 SH                          X              1,675  1,500
CUMMINS INC            COM     231021106     711      15,505 SH              X                         15,505
CUMMINS INC            COM     231021106     109       2,375 SH                          X              1,500           875
DANAHER CORP DEL       COM     235851102     968      12,870 SH              X                         12,431     75    364
DANAHER CORP DEL       COM     235851102     171       2,275 SH                          X              1,475    750     50
DU PONT E I DE
   NEMOURS & CO        COM     263534109     223       6,617 SH              X                          6,617
DU PONT E I DE
   NEMOURS & CO        COM     263534109      13         400 SH                          X                400
EMERSON ELEC CO        COM     291011104     350       8,225 SH              X                          8,225
EMERSON ELEC CO        COM     291011104      34         800 SH                          X                800
EXELON CORP            COM     30161N101     409       8,360 SH              X                          8,360
EXELON CORP            COM     30161N101      88       1,800 SH                          X              1,150    600     50
EXXON MOBIL CORP       COM     30231G102   1,742      25,545 SH              X                         24,225         1,320
EXXON MOBIL CORP       COM     30231G102     449       6,590 SH                          X              5,990    500    100
FIRST SOLAR INC        COM     336433107     263       1,940 SH              X                          1,940
FIRST SOLAR INC        COM     336433107      58         425 SH                          X                275    150
GENERAL ELECTRIC
   CO.                 COM     369604103     952      62,902 SH              X                         62,577           325
GENERAL ELECTRIC
   CO.                 COM     369604103     191      12,609 SH                          X             10,659  1,750    200
GILEAD SCIENCES INC    COM     375558103     524      12,120 SH              X                         12,120
GILEAD SCIENCES INC    COM     375558103     125       2,880 SH                          X              1,780  1,000    100
GOOGLE INC             CL A    38259P508     482         777 SH              X                            767            10
GOOGLE INC             CL A    38259P508      73         118 SH                          X                118
GRAINGER W W INC       COM     384802104     654       6,750 SH              X                          6,750
GRAINGER W W INC       COM     384802104     101       1,040 SH                          X                615           425
INTEGRA BK CORP        COM     45814P105     106     142,736 SH              X                        138,461         4,275

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
INTEGRA BK CORP        COM     45814P105      14      18,675 SH                          X                420        18,255
INTERNATIONAL
   BUSINESS MACHS      COM     459200101     753       5,756 SH              X                          5,706            50
INTERNATIONAL
   BUSINESS MACHS      COM     459200101     124         950 SH                          X                650           300
JPMORGAN & CHASE
   & CO                COM     46625H100     453      10,865 SH              X                         10,865
JPMORGAN & CHASE
   & CO                COM     46625H100     190       4,550 SH                          X              3,550  1,000
JOHNSON & JOHNSON      COM     478160104     804      12,488 SH              X                         12,488
JOHNSON & JOHNSON      COM     478160104      16         250 SH                          X                250
JOY GLOBAL INC         COM     481165108     894      17,335 SH              X                         17,335
JOY GLOBAL INC         COM     481165108      95       1,850 SH                          X                750         1,100
KELLOGG CO             COM     487836108     799      15,020 SH              X                         15,020
KELLOGG CO             COM     487836108     166       3,115 SH                          X              2,015  1,000    100
MARKET VECTORS ETF
   TR                AGRIBUS
                       ETF     57060U605     264       6,035 SH              X                          6,035
MARKET VECTORS ETF
   TR                AGRIBUS
                       ETF     57060U605      24         550 SH                          X                550
MCDONALDS CORP         COM     580135101     950      15,215 SH              X                         15,215
MCDONALDS CORP         COM     580135101     212       3,400 SH                          X              2,500    900
MICROCHIP
   TECHNOLOGY INC      COM     595017104     751      25,835 SH              X                         25,685           150
MICROCHIP
   TECHNOLOGY INC      COM     595017104     140       4,825 SH                          X              3,325  1,500
MOSAIC CO              COM     61945A107     411       6,885 SH              X                          6,785           100
MOSAIC CO              COM     61945A107      90       1,500 SH                          X                900    600
NATIONAL BK GREECE
   S A              SPONSORED
                       ADR     633643408      52      10,042 SH              X                         10,042
NATIONAL BK GREECE
   S A              SPONSORED
                       ADR     633643408       2         474                             X                154           320
NOVARTIS A G        SPONSORED
                       ADR     66987V109     229       4,210 SH              X                          4,210
NOVARTIS A G        SPONSORED
                       ADR     66987V109      65       1,200 SH                          X              1,200
ORACLE CORP            COM     68389X105     506      20,625 SH              X                         20,340           285
ORACLE CORP            COM     68389X105     136       5,550 SH                          X              3,050  2,500
PEPSICO INC            COM     713448108   1,127      18,529 SH              X                         18,154     75    300
PEPSICO INC            COM     713448108     199       3,275 SH                          X              2,425    750    100
PFIZER INC             COM     717081103     705      38,783 SH              X                         38,783
PFIZER INC             COM     717081103      56       3,100 SH                          X              3,100
PROCTOR & GAMBLE CO    COM     742718109   1,283      21,159 SH              X                         20,759    100    300

PROCTOR & GAMBLE CO    COM     742718109     233       3,840 SH                          X              3,240    500    100
SCHLUMBERGER LTD       COM     806857108     771      11,852 SH              X                         11,261           591
SCHLUMBERGER LTD       COM     806857108     130       1,995 SH                          X              1,245    750
SELECT SECTOR SPDR
   TR                SBI INT-
                       FINL    81369Y605     875      60,755 SH              X                         60,755
SELECT SECTOR SPDR
   TR                SBI INT-
                       FINL    81369Y605      75       5,225 SH                          X              2,225  3,000
SPECTRA ENERGY CORP    COM     847560109     262      12,780 SH              X                         12,780
SPECTRA ENERGY CORP    COM     847560109     109       5,324 SH                          X              3,824  1,500
SUNCOR ENERGY INC      COM     867224107     680      19,259 SH              X                         19,034           225
SUNCOR ENERGY INC      COM     867224107     159       4,496 SH                          X              2,482         2,014
SYSCO CORP             COM     871829107     292      10,437 SH              X                         10,437
SYSCO CORP             COM     871829107     160       5,714 SH                          X              5,714
TALISMAN ENERGY INC    COM     87425E103     803      43,054 SH              X                         42,328           726
TALISMAN ENERGY INC    COM     87425E103     101       5,400 SH                          X              2,400  3,000
TEVA PHARMACEUTICAL
   INDS LTD            ADR     881624209     846      15,057 SH              X                         15,032            25
TEVA PHARMACEUTICAL
   INDS LTD            ADR     881624209     148       2,637 SH                          X              1,588  1,049
VANGUARD INTL
   EQUITY INDEX F    EMR MKT
                       ETF     922042858   3,225      78,650 SH              X                         78,650
VANGUARD INTL
   EQUITY INDEX F    EMR MKT
                       ETF     922042858     356       8,675 SH                          X              4,175         4,500
VECTREN CORP           COM     92240G101   1,157      46,897 SH              X                         46,247           650
VECTREN CORP           COM     92240G101     213       8,636 SH                          X              6,636  2,000
VERIZON
   COMMUNICATIONS      COM     92343V104     324       9,765 SH              X                          9,765
VERIZON
   COMMUNICATIONS      COM     92343V104     115       3,475 SH                          X              3,475
WAL MART STORES INC    COM     931142103     598      11,187 SH              X                         11,172            15
WAL MART STORES INC    COM     931142103      65       1,225 SH                          X                725           500
WELLS FARGO & CO
   NEW                 COM     949746101     333      12,342 SH              X                         12,341             1
WELLS FARGO & CO
   NEW                 COM     949746101      29       1,086 SH                          X              1,086
WESTERN UN CO          COM     959802109     429      22,740 SH              X                         22,490           250
WESTERN UN CO          COM     959802109     106       5,600 SH                          X              3,600         2,000
Final Total                               48,203